Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Accounts Payable, Current [Abstract]
Accounts Receivable	[1]	$ 388,365	$ 277,670
Allowance for current expected credit losses		(106,780)	(71,341)
Accounts receivable, net		$ 281,585	$ 206,329

[1]	All accounts receivables are mainly from sales of FTTPS.